Postretirement Benefit Plans - Summary of Actual Pension Plan Asset Allocation (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	100.00%	100.00%
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	32.00%	26.00%
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	53.00%	58.00%
Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation		3.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	15.00%	13.00%